Employee Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Tranche $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 32,800,000	$ 35,400,000	$ 32,300,000
Share-based compensation allocation expense	10,900,000	26,000,000	40,500,000
Incremental share-based compensation resulting from this modification	0
Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	10,900,000	26,000,000	40,500,000
Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	$ 0	$ 0	$ 4,600,000
The Gold Fields Limited 2012 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards, expiry date	Dec. 20, 2016
The Gold Fields Limited 2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, average exercise price | $ / shares	$ 6.03	$ 7.89	$ 8.89	$ 12.53
The Gold Fields Limited 2005 Share Plan | Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense		$ 1,700,000	$ 9,800,000
The Gold Fields Limited 2005 Share Plan | Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense			$ 2,700,000
Performance Shares | The Gold Fields Limited 2012 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	$ 0
Share settlement period	3 years
Internal target performance percentage	85.00%
Performance shares settlement increased percentage	200.00%
Outstanding options, vested | shares	0
Number of Performance shares outstanding | shares	2,446,922	4,316,657	6,029,716	4,262,170
Performance Shares | The Gold Fields Limited 2012 Share Plan | Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	$ 8,200,000	$ 12,000,000	$ 18,800,000
Performance Shares | The Gold Fields Limited 2012 Share Plan | Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense			$ 1,100,000
Bonus Shares | The Gold Fields Limited 2012 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal tranches | Tranche	2
Number of Performance shares outstanding | shares		2,161,922	882,072	792,376
Valuation method	A future trading model is used to estimate the loss in value to the holders of Bonus Shares due to trading restrictions.
Bonus Shares | The Gold Fields Limited 2012 Share Plan | Continuing operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense	$ 2,700,000	$ 12,300,000	$ 11,900,000
Bonus Shares | The Gold Fields Limited 2012 Share Plan | Discontinued operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation allocation expense			800,000
Bonus Shares | The Gold Fields Limited 2012 Share Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share settlement period	9 months
Bonus Shares | The Gold Fields Limited 2012 Share Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share settlement period	18 months
Stock Appreciation Rights | The Gold Fields Limited 2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental share-based compensation resulting from this modification			$ 0
Stock awards, expiry date	Dec. 01, 2017
Number of Performance shares outstanding | shares	1,025,178	1,818,261	3,151,728	4,318,909
Options exercisable | shares	0
Options outstanding, average exercise price | $ / shares	$ 6.03	$ 7.89
Stock Appreciation Rights | The Gold Fields Limited 2005 Share Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period from grant date	6 years
Restricted Stock | The Gold Fields Limited 2005 Share Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share settlement period	3 years
Number of Performance shares outstanding | shares			1,230,971	4,986,216